Accounts Receivable	12 Months Ended
Mar. 31, 2012
Accounts Receivable
5.	Accounts Receivable

	March 31,	March 31,
	2012	2011

Billed	$709	$1,523
Unbilled	589	1,272
Less: allowance for doubtful accounts	(108)	(96)

Net Accounts receivable	$1,190	$2,699

Net Accounts receivable of discontinued operations	$-	$-

 The Company had no significant write-offs or recoveries during the years ended March 31, 2012 and March 31, 2011.